Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 512,079	3,222,973	2,232,025	1,836,779
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	46,591	293,239	232,171	143,580
Impairment loss for license right	7,994	50,316
Share-based compensation cost	19,389	122,032	102,406	31,385
Allowance for (reversal of) provision for doubtful debts	66	416	(20,029)	15,982
Losses (gains) on disposal of property, equipment and software	(12)	(74)	13,985	3,988
Unrealized exchange (gains) losses	12,117	76,262	100,219	(11,688)
Deferred income taxes	(6,743)	(42,442)	8,619	(43,060)
Net equity share of losses (gains) from associated companies	190	1,195	(1,093)	4,104
Others	(1,999)	(12,580)		13
Changes in operating assets and liabilities:
Accounts receivable	1,716	10,800	(89,997)	(7,139)
Prepayments and other current assets	(13,265)	(83,490)	3,047	(453,046)
Accounts payable	3,608	22,710	(37,557)	154,463
Salary and welfare payables	9,918	62,425	52,480	34,571
Taxes payable	5,295	33,329	12,592	108,973
Deferred revenue	38,151	240,121	190,482	135,744
Accrued liabilities and other payables	12,031	75,716	55,604	139,846
Net cash provided by operating activities	647,126	4,072,948	2,854,954	2,094,495
Cash flows from investing activities
Purchase of property, equipment and software	(65,162)	(410,120)	(297,980)	(407,727)
Proceeds from sale of property, equipment and software	42	263	359	120
Purchase of other intangible assets	(166)	(1,042)
Purchase of held-to-maturity investments	(159,047)	(1,001,026)
Proceeds from disposals of held-to-maturity investments	3,178	20,000
Purchase of license right	(6,244)	(39,300)		(204,819)
Investments in associated companies				(4,207)
Transfer to restricted cash	(28,295)	(178,085)	(16,736)	(123,863)
Net change in time deposits with terms of three months	(50,674)	(318,937)	(338,570)	1,105,918
Placement/rollover of matured time deposits	(1,725,719)	(10,861,505)	(10,402,822)	(6,406,601)
Proceeds from maturity of time deposits	1,525,043	9,598,470	8,443,805	4,136,425
Net increase in other assets	(2,693)	(16,951)	(9,218)	(2,830)
Net cash used in investing activities	(509,737)	(3,208,233)	(2,621,162)	(1,907,584)
Cash flows from financing activities:
Proceeds from employees exercising stock options	11,652	73,337	24,123	40,514
Payments of other long-term payable	(3)	(20)
Capital contribution from non-controlling interests	36	227	16	19
Net cash provided by financing activities	11,685	73,544	24,139	40,533
Effect of exchange rate changes on cash held in foreign currencies	(1,395)	(8,778)	(14,084)	20,438
Net increase in cash and cash equivalents	147,679	929,481	243,847	247,882
Cash and cash equivalents beginning of the year	204,188	1,285,137	1,041,290	793,408
Cash and cash equivalents end of the year	351,867	2,214,618	1,285,137	1,041,290
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	58,984	371,238	252,040	294,273
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable	$ 5,976	37,614	146,523	47,427